Organization and Significant Accounting Policies (Narrative) (Detail) (USD $) In Millions, except Share data, unless otherwise specified	1 Months Ended		9 Months Ended	12 Months Ended
	Aug. 31, 2012	May 03, 2012	Sep. 30, 2012	Dec. 31, 2011
Organization And Significant Accounting Policies [Line Items]
Stock issued under initial public offering	8,200,000
Shares of common stock sold pursuant to exercise of the underwriters' option	1,200,000
Initial public offering price per share	$ 11.50
Proceeds from initial public offering, net of underwriting offering costs	$ 87.7
Initial public offering expenses	$ 3.5
Additional stock issued under initial public offering	1,000,000
Initial public offering price per share of additional shares issued	$ 11.50
Conversion of preferred stock into common stock			2.5-for-1 basis
Subscription activation and spanning over period, minimum			60 days	60 days
Subscription activation and spanning over period, average			90 days	90 days
Subscription activation and spanning over period, maximum			120 days	120 days
Reverse stock split, effective date		May 03, 2012
Reverse stock split			Each 2.5 shares of outstanding common stock were reduced to one share of common stock and each 2.5 shares of exchangeable common stock were reduced to one share of exchangeable common stock